Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Depreciation and amortisation expense [abstract]
Expenses by major function
The following table illustrates the Group's expenses for major functions by nature:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Inventory costs	2,183,847	2,174,192	1,226,746
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	339,568	—	—
Advertising, selling, and promotion costs	390,962	298,347	316,309
Professional services and consultant costs	252,734	270,656	219,499
Employee benefit expense	235,656	188,710	109,881
Impairment of inventory	146,550	14,830	30,782
Depreciation and amortization expense	115,445	140,806	211,579
Warranties and costs associated with settling contract liabilities	91,548	131,447	66,583
Polestar Space investor remuneration costs	53,570	54,611	39,438
Maintenance and insurance service costs	21,844	15,901	17,348
Other costs	47,955	65,263	15,380
Total cost of sales, selling, general and administrative expense, and research and development expense	$3,879,679	$3,354,763	$2,253,545